Goodwill and impairment - Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Goodwill	$ 0	$ 0
At Cost
Non-current assets
Goodwill	598	617
Impairment
Non-current assets
Goodwill	$ (598)	$ (617)